Guggenheim Floating Rate Strategies Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Floating Rate Strategies Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 404
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,667
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,017
Expense Example, with Redemption, 10 Years	2,214
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,132
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	654
Expense Example, with Redemption, 10 Years	$ 1,462